INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAX
Schedule of deferred tax assets
	March 31, 2022	December 31, 2021

Net operating losses carry forward	$634,306	$492,164
Valuation allowance	(634,306)	(492,194)
Deferred tax assets, net	$-	$-

	December 31, 2021	December 31, 2020

Net operating losses carry forward	$492,194	$207,227
Valuation allowance	(492,194)	(207,227)
Deferred tax assets, net	$-	$-

Schedule of provisions for income tax
	For the three months ended March 31, 2022	For the three months ended March 31, 2021

Income tax (benefits) at 25%	$(144,737)	$(109,669)
Net loss of Platinum	2,619	37,504
Increase in valuation allowance	142,112	72,165
Other	6	-
Provision for income taxes	$-	$-

	For the year ended December 31, 2021	For the year ended December 31, 2020

Income tax (benefits) at 25%	$(385,610)	$(177,950)
Net loss of Platinum	100,856	28,522
Increase in valuation allowance	284,967	149,428
Other	(213)	-
Provision for income taxes	$-	$-